Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Operating Subsidiaries Incorporated in Different Tax Jurisdiction

The Company’s operating subsidiaries incorporated in different tax jurisdiction are subject to different corporate income tax rate as follows:

Corporate income tax rate
Hong Kong	16.5%
Singapore	17.0%
Thailand	20.0%
Malaysia	24.0%
Macau	12.0%
United States	21.0%
Australia	0.0%
United Arab Emirates	25.0%
United Kingdom	19.0%
South Korea	25.0%
Japan	23.2%
Canada	15.0%
Vietnam	20.0%
China	25.0%

Schedule of Pre-Tax Loss

Pre-tax profit/(loss) from continuing operations, by jurisdiction, for the years ended December 31, 2025, 2024 and 2023 is as follows:

	For the years ended December 31,
	2025	2024	2023
Cayman Islands	$(3,023,180)	$(3,518,091)	$(4,100,487)
BVI	(15,354)	(12,427)	(16,537)
Hong Kong	(1,943,137)	3,315,700	(10,805,695)
Singapore	(214,024)	(98,922)	(180,619)
Thailand	890,726	(134,639)	(2,852,376)
Malaysia	(55,941)	(163,664)	(2,761,202)
Macau	(10,799)	(73,618)	(193,865)
United States	(54,687)	(162,279)	(321,399)
Australia	-	-	15,199
United Arab Emirates (UAE)	94,192	-	(22,157)
United Kingdom	-	-	1,350
South Korea	-	(9,813)	(11,236)
Japan	276,935	(10,107)	(189,773)
Canada	-	-	3,418
Vietnam	-	-	17,123
China	(1,237,253)	(5,140,712)	(6,889,702)
	$(5,292,522)	$(6,008,572)	$(28,307,958)

Schedule of Components of the Income Tax Provision

The components of the income tax expense are:

	For the years ended December 31,
	2025	2024	2023
Current tax expense	$-	$-	$-
Deferred tax expense/(benefit)	49,416	(125,925)	434,320
Total income tax expense/(benefit)	$49,416	$(125,925)	$434,320

Schedule of Income Tax Expense (Benefit)
	For the years ended December 31,
Income tax is attributable to:	2025	2024	2023
Loss from continuing operations	$(6,394)	$(125,925)	$434,320
Loss from discontinued operations	55,810	-	-
Total income tax expense/(benefit)	$49,416	$(125,925)	$434,320

The reconciliation of income tax expense from continuing operations between the statutory tax rate of Thailand, the jurisdiction where the operations of the Group is substantially based, to income before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2025	2024	2023
Loss before income tax expense	$(5,292,522)	$(6,008,572)	$(28,307,958)
Income tax statutory rate	20%	20%	20%
Income tax expense at statutory tax rate	(1,058,504)	(1,201,714)	(5,661,592)
Expenses not deductible for income tax purpose	14,847	91,198	92,781
Tax losses and other temporary differences for which no deferred tax assets were recognized, net	419,774	501,722	5,132,985
Effect of foreign tax rates	617,489	482,869	870,146
Income tax (benefit)/expense	$(6,394)	$(125,925)	$434,320

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are comprised of the following,

	As of December 31,
The balance comprises temporary differences attributable to:	2025	2024
Provision for employee benefits	$1,298,383	$1,105,558
Lease liabilities	692,068	408,519
Impairment and provision	460,899	358,575
Deferred tax assets	2,451,350	1,872,652
Less:
Right-of-use assets	843,846	397,036
Property, plant and equipment	189,330	194,085
Deferred tax assets, net	$1,418,174	$1,281,531

Schedule of Expiry Years of these Unused Tax Losses	These tax losses were incurred by a subsidiary that is not expected to generate taxable income in the foreseeable future, and so no deferred tax asset has been recognized. The expiry years of these unused tax losses are shown as below:
Expiry year	Unused tax losses
2026	$527,864
2027	4,008,701
2028	175,186
Total	$4,711,751